UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10255

Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.5% (0.3% of Total Investments)
$ 2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,032,659
	2006C-2, 5.000%, 11/15/39
	Alaska – 2.2% (1.6% of Total Investments)
5,140	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2003B, 5.250%, 12/01/22 –	12/13 at 100.00	A+	5,492,912
	NPFG Insured
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	No Opt. Call	AA	2,324,716
2,200	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,459,370
	Series 2006A, 5.000%, 6/01/46
9,630	Total Alaska			9,276,998
	Arizona – 1.8% (1.3% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	No Opt. Call	A+	4,382,370
	2010A, 5.000%, 7/01/40
3,120	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	3,122,215
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
7,620	Total Arizona			7,504,585
	Arkansas – 0.1% (0.1% of Total Investments)
535	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA	1/12 at 100.00	AAA	535,417
	Mortgage-Backed Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)
	California – 20.3% (14.3% of Total Investments)
9,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	6,753,330
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	12/11 at 101.00	AAA	6,077,940
	5.250%, 12/01/32
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	AA+	4,097,422
	Series 2006, 5.000%, 4/01/37 – BHAC Insured
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,310,308
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,283,040
	2005, 0.000%, 8/01/22 – NPFG Insured
4,380	Glendale, California, Electric Revenue Bonds, Series 2003, 5.000%, 2/01/32 – NPFG Insured	2/13 at 100.00	AA–	4,402,338
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	17,854,400
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,579,900
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,050	5.000%, 6/01/33	6/17 at 100.00	Baa3	1,475,775
1,000	5.125%, 6/01/47	6/17 at 100.00	Baa3	673,890
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	6,075,960
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
3,285	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA+	3,387,131
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	4,627,214
	Bonds, Series 2005, 0.000%, 8/01/25 – FGIC Insured
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA+	3,247,750
	AGC Insured
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa1	1,672,360
	Center, Series 2007A, 5.000%, 7/01/47
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA+	1,212,288
	Series 2003, 0.000%, 7/01/27 – AGM Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA	1,247,574
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
3,000	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 53.32	AA+	958,230
	2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured
12,500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	Baa1	2,083,875
	Refunding Bonds, Series 1997A, 0.000%, 1/15/32 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A	4,993,850
	(Alternative Minimum Tax)
1,930	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	No Opt. Call	AA	1,979,640
	6/01/29 – NPFG Insured
40	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/11 at 100.00	Baa1	39,292
	Electric Company, Series 1966A, 4.000%, 3/01/16
115,355	Total California			85,033,507
	Colorado – 5.2% (3.7% of Total Investments)
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,747,500
	Association, Series 2007, 5.250%, 5/15/42
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,653,744
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,453,120
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,513,515
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	Baa2	1,143,000
	2010A, 0.000%, 9/01/41
8,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.99	Baa1	2,416,240
	NPFG Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA+ (4)	864,815
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,003,150
	8.000%, 12/01/25
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,001,069
	5.375%, 6/01/31
35,715	Total Colorado			21,796,153
	District of Columbia – 2.3% (1.6% of Total Investments)
805	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/11 at 101.00	BBB	806,143
	Series 2001, 6.250%, 5/15/24
4,250	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	4,193,135
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	4,581,000
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
10,055	Total District of Columbia			9,580,278
	Florida – 7.7% (5.4% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 –	10/11 at 100.00	Aa2	15,020,700
	NPFG Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A2	2,922,810
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
5,000	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding	No Opt. Call	Aa1	5,303,250
	Bonds, Series 2003A, 5.000%, 10/01/21
1,500	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	No Opt. Call	Aa1	1,577,415
	2003B, 5.000%, 10/01/22
	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	Baa1	1,718,580
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	Baa1	1,236,735
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	4,482,100
33,000	Total Florida			32,261,590
	Georgia – 2.8% (2.0% of Total Investments)
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	N/R	2,027,820
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,017,580
	Medical Center Project, Series 2010, 8.125%, 12/01/45
5,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	No Opt. Call	A+	4,907,950
	Northeast Georgia Health Services Inc., Series 2010B, 5.125%, 2/15/40
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA+	2,709,350
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
11,500	Total Georgia			11,662,700
	Illinois – 15.4% (10.9% of Total Investments)
3,485	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	AAA	3,493,538
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
555	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	10/11 at 105.00	AA–	574,775
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	AA–	1,199,250
	FGIC Insured
3,985	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 – NPFG Insured	1/12 at 100.00	Aa3	3,989,543
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,388,118
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	3,419,104
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
910	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+	887,778
	2001, 5.500%, 9/01/32 – AMBAC Insured
4,090	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+ (4)	4,108,201
	2001, 5.500%, 9/01/32 (Pre-refunded 9/01/11) – AMBAC Insured
5,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	4,516,300
	5.625%, 1/01/37
9,630	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	Baa1	8,913,432
	5/15/32 – NPFG Insured
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/15 at 100.00	AA+	1,033,400
	2005, 5.250%, 8/15/20 – AGC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	2,589,525
	2009, 6.875%, 8/15/38
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,539,825
	2011C, 5.500%, 8/15/41
6,965	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	5,900,818
	Refunding Series 2007A, 5.250%, 5/01/34
2,225	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,232,098
	5.050%, 8/01/27 (Alternative Minimum Tax)
1,535	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	No Opt. Call	AAA	1,539,927
2,500	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A1	1,322,950
	Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
7,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	2,486,175
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	2,092,400
3,625	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	2,983,738
	3/01/30 – RAAI Insured
3,360	Northfield Township High School District 225, Cook County, Illinois, Glenbrook, General	12/16 at 69.01	AAA	1,817,794
	Obligation School Bonds, Series 2007B, 0.000%, 12/01/24
86,645	Total Illinois			65,028,689
	Indiana – 4.3% (3.0% of Total Investments)
1,305	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	1,305,705
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,295	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	BBB	1,968,008
	Series 2001, 5.500%, 9/15/31
1,570	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA+	1,739,843
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	948,720
	Indiana, Series 2007, 5.500%, 3/01/37
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	5,151,717
	NPFG Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/23	6/13 at 100.00	AA+ (4)	4,342,320
	(Pre-refunded 6/01/13) – AGM Insured
1,500	Marion Higth School Building Corporation, Grant County, Indiana, First Mortgage Bonds, Series	7/13 at 100.00	AA+	1,552,755
	2003, 5.000%, 7/15/25 – NPFG Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	8/11 at 100.00	N/R	1,051,579
	1999, 5.800%, 2/15/24 (5)
22,950	Total Indiana			18,060,647
	Iowa – 1.5% (1.1% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	1,060,490
	College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	5,404,977
	5.600%, 6/01/34
7,340	Total Iowa			6,465,467
	Kansas – 4.1% (2.9% of Total Investments)
17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	17,125,970
	Health System Inc., Series 2001-III, 5.625%, 11/15/31
	Kentucky – 0.2% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	1,032,980
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 5.4% (3.8% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC	5/16 at 100.00	Aa1	3,799,818
	Insured (UB)
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/11 at 101.00	A–	18,708,285
	Series 2001B, 5.875%, 5/15/39
22,785	Total Louisiana			22,508,103
	Maryland – 0.2% (0.1% of Total Investments)
1,000	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	818,400
	4.500%, 11/01/36
	Massachusetts – 0.4% (0.3% of Total Investments)
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	1,508,715
	System, Series 2010J, 5.000%, 7/01/39
	Michigan – 6.1% (4.3% of Total Investments)
3,135	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 1998B	7/17 at 100.00	A+	3,260,902
	Remarketed, 5.250%, 7/01/22 – NPFG Insured
5,865	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA+	5,745,530
	7/01/32 – AGM Insured
2,910	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,691,488
	7/01/36 – MBIA-NPFG Insured
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist	5/20 at 100.00	A2	6,893,622
	Hospital, Refunding Series 2010, 5.500%, 5/15/36
3,300	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AA+	3,390,288
	Series 2005, 5.000%, 6/01/19 – AGM Insured
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	10/11 at 100.00	B1	3,742,320
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
26,090	Total Michigan			25,724,150
	Minnesota – 1.3% (0.9% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series	11/18 at 100.00	AA+	5,454,850
	2008B, 6.500%, 11/15/38 – AGC Insured
	Montana – 0.4% (0.2% of Total Investments)
1,480	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	12/11 at 100.00	AA+	1,480,607
	(Alternative Minimum Tax)
	Nevada – 3.5% (2.4% of Total Investments)
12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	2,945,632
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	5,600
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (5)
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	2,247,760
	Series 2007B, Trust 2633, 18.987%, 7/01/31 – BHAC Insured (IF)
1,455	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	No Opt. Call	AA+	1,526,877
	6/01/24 – FGIC Insured
5,625	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Improvement Series	12/12 at 100.00	AA+	5,888,644
	2003A Refunding, 5.250%, 6/01/21 – FGIC Insured
1,750	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	AA+	1,912,260
	Trust 2634, 18.714%, 7/01/31 – BHAC Insured (IF)
26,605	Total Nevada			14,526,773
	New Hampshire – 2.2% (1.5% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	10/11 at 100.50	BBB+	8,088,960
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
995	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	11/11 at 100.00	Aa2	995,398
	2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)
8,995	Total New Hampshire			9,084,358
	New Jersey – 2.7% (1.9% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/11 at 100.00	B	3,997,637
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BBB–	601,296
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26 (WI/DD, Settling 8/09/11)
265	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	277,423
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,200	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,406,030
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	474,768
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,418,026
10,570	Total New Jersey			11,175,180
	New York – 8.9% (6.2% of Total Investments)
12,020	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,235,295
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46
4,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,	10/11 at 100.00	AA+	4,261,305
	Series 2001-2, 5.000%, 7/01/31 – AMBAC Insured
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA+	12,686,720
	4.500%, 11/15/32 – AGM Insured (UB)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	5,112,150
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	10/11 at 101.00	AAA	12,101,880
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33 (UB)
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	1,702,832
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36
47,740	Total New York			37,100,182
	North Carolina – 0.7% (0.5% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	2,816,424
	University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
	North Dakota – 0.2% (0.2% of Total Investments)
930	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series	1/12 at 100.00	Aa1	932,474
	2001A, 5.550%, 1/01/32 (Alternative Minimum Tax)
	Ohio – 2.0% (1.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
10,000	5.750%, 6/01/34	6/17 at 100.00	Baa3	7,562,300
1,000	5.875%, 6/01/47	6/17 at 100.00	Baa3	740,240
11,000	Total Ohio			8,302,540
	Oklahoma – 0.9% (0.6% of Total Investments)
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,654,420
	Oregon – 1.0% (0.7% of Total Investments)
4,200	Portland, Oregon, General Obligation Bonds, Series 2001A, 5.125%, 6/01/30 – NPFG Insured	6/12 at 100.00	Aa1	4,242,084
	Puerto Rico – 3.3% (2.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	2,619,600
	2009A, 6.000%, 8/01/42
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	9,157,968
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
30,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	1,674,300
6,150	0.000%, 8/01/56	No Opt. Call	Aa2	298,952
47,960	Total Puerto Rico			13,750,820
	South Carolina – 2.4% (1.7% of Total Investments)
2,500	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA+	2,600,000
	Series 2004A, 5.250%, 11/01/23 – AGM Insured
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	7,403,255
	0.000%, 1/01/30 – AMBAC Insured
24,070	Total South Carolina			10,003,255
	Texas – 26.3% (18.4% of Total Investments)
4,000	Board of Regents, University of Texas System, Financing System Revenue Refunding Bonds, Series	No Opt. Call	AAA	4,224,400
	2006B, 5.000%, 8/15/31
1,250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,241,388
	6.000%, 1/01/41
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	8,364,300
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel
	Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – AGM Insured	1/12 at 100.00	AA+	15,006,750
1,750	5.200%, 1/15/31 – AGM Insured	1/12 at 100.00	AA+	1,749,983
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,891,580
	7.125%, 9/01/34
3,500	Fort Bend County, Texas, General Obligation Bonds, Toll Road Series 2006, 5.000%, 3/01/32 –	9/13 at 100.00	AA+	3,557,050
	NPFG Insured
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba2	10,064,800
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,715	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 69.08	Baa1	241,866
	0.000%, 11/15/37 – NPFG Insured
31,170	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	Baa1	25,969,591
	2001B, 5.250%, 11/15/40 – NPFG Insured
4,465	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3,	11/24 at 52.47	Baa1	734,269
	0.000%, 11/15/35 – NPFG Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	Baa1	5,050,800
	2001A, 0.000%, 11/15/40 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,510,500
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	1,550,646
4,285	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds,	8/16 at 100.00	AAA	4,404,980
	Refunding Series 2006, 5.000%, 8/15/37
10,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA+	3,869,500
	0.000%, 1/01/28 – AGC Insured
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,020,988
	Series 2007, Residuals 1760-3, 17.514%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,906,271
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
1,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 39.43	BBB+	357,910
	2002A, 0.000%, 8/15/28 – AMBAC Insured
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	2/12 at 100.00	Aaa	10,530,240
	5.250%, 8/01/35
171,360	Total Texas			110,247,812
	Virginia – 0.4% (0.3% of Total Investments)
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.375%,	1/12 at 100.00	AAA	1,500,855
	7/01/36 – NPFG Insured
	Washington – 3.5% (2.4% of Total Investments)
3,780	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	3,772,478
	Research Center, Series 2011A, 5.625%, 1/01/35
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	Baa2	2,298,675
	Center, Series 2010, 5.500%, 12/01/39
7,500	Washington State Health Care Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA (4)	7,565,325
	System, Series 2001A, 5.250%, 10/01/21 (Pre-refunded 10/01/11) – NPFG Insured
845	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	856,855
	Series 2002, 6.500%, 6/01/26
14,625	Total Washington			14,493,333
	West Virginia – 1.9% (1.3% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,030,850
	Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/11)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	12/20 at 100.00	BBB	2,939,292
	Appalachian Power Company Project, Series 2010, 5.375%, 12/01/38
7,950	Total West Virginia			7,970,142
	Wisconsin – 0.3% (0.2% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R (4)	1,052,790
	Healthcare, Series 2002A, 7.375%, 5/01/26 (Pre-refunded 5/01/12)
$ 803,185	Total Investments (cost $601,117,273) – 142.4%			595,745,907
	Floating Rate Obligations – (6.4)%			(26,660,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.9)% (6)			(196,000,000)
	Other Assets Less Liabilities – 10.9%			45,161,600
	Net Assets Applicable to Common Shares – 100%			$ 418,247,507

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$595,745,907	$ —	$595,745,907

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$ 2,333,250
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(799,120)
Purchases at cost	—
Sales at proceeds	(482,600)
Net discounts (premiums)	49
Transfers in to	—
Transfers out of	(1,051,579)
Balance at the end of period	$ —

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $579,396,607.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 22,801,824
Depreciation	(33,119,761)
Net unrealized appreciation (depreciation) of investments	$(10,317,937)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-
backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-
income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments are 32.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011